Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Commitments through Purchase and Sale Transactions of Investments

	2020		2019
	Purchase	Sale	Purchase	Sale
Real estate	180	14	168	3
Mortgage loans	1,469	122	859	79
Private loans	172	-	394	-
Other	1,310	-	1,824	-

Summary of Future Minimum Lease Payments under Non-cancellable Operating Leases
Future lease payments

	< 1 year amounts	1 < 2 years amounts	2 < 3 years amounts	3 < 4 years amounts	4 < 5 years amounts	> 5 years amounts
2020
Operating lease rights	8	6	5	4	4	22

	< 1 year amounts	1 < 2 years amounts	2 < 3 years amounts	3 < 4 years amounts	4 < 5 years amounts	> 5 years amounts

2019
Operating lease rights	49	42	32	26	19	47

Summary of Other Commitments and Contingencies
Other commitments and contingencies

	2020	2019
Guarantees	364	380
Standby letters of credit	11	12
Share of contingent liabilities incurred in relation to interests in joint ventures	7	14
Other guarantees	11	13
Other commitments and contingent liabilities	7	7